AUDITOR'S REMUNERATION	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Auditor's Remuneration	AUDITOR’S REMUNERATION

	$ million
	2021	2020	2019
Fees in respect of the audit of the Consolidated and Parent Company Financial Statements, including audit of consolidation returns	39	36	32
Other audit fees, principally in respect of audits of accounts of subsidiaries	18	17	18
Total audit fees	57	53	50
Audit-related fees	3	3	4
Fees in respect of other non-audit services	3	2	—
Total	63	58	54
In addition, the auditor provided audit services to retirement benefit plans for employees of subsidiaries. Remuneration paid by those benefit plans amounted to $1 million in 2021 (2020: $1 million; 2019: $1 million).